Equity (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

Effective from Financial Year 2018, the Company's policy is to payout up to 70% of the free cash flow of the corresponding Financial Year in such manner (including by way of dividend and / or share buyback) as may be decided by the Board from time to time, subject to applicable laws and requisite approvals, if any. Free cash flow is defined as net cash provided by operating activities less capital expenditure as per the consolidated statement of cash flows prepared under IFRS. Dividend payout includes dividend distribution tax.

The following table provides details of per share dividend recognized during fiscal 2018, 2017 and 2016:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Dividend per Equity Share (₹)
Interim dividend(3)	13.00	11.00	10.00
Final dividend(4)	14.75	14.25	14.75(2)

Dividend per Equity Share/ADS ($) (1)
Interim dividend(3)	0.20	0.17	0.15
Final dividend(4)	0.23	0.22	0.24(2)
(1)	Converted at the monthly exchange rate in the month of declaration of dividend.
(2)	Adjusted for June 17, 2015 bonus share issue.
(3)	Represents interim dividend for the respective fiscal year
(4)	Represents final dividend for the preceding fiscal year